Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUE, NET	$ 6,510,774	$ 8,190,417	$ 32,165,933	$ 36,951,923
COST OF REVENUE (including approximately $2,114,500, $4,234,600, $11,086,491 and $17,230,000 respectively, purchased from related party)	5,600,914	7,507,068	27,227,664	31,254,430
GROSS PROFIT	909,860	683,479	4,938,269	5,697,493
COMMISSIONS	18,810	28,815	133,240	155,574
SALARIES & WAGES	1,116,748	472,877	2,594,677	1,859,706
SETTLEMENT & WARRANT EXPENSE			769,353
OTHER OPERATING EXPENSES	775,406	683,479	2,709,009	2,340,163
INCOME (LOSS) FROM OPERATIONS	(1,001,104)	(501,822)	(1,268,010)	1,342,050
OTHER INCOME
OTHER EXPENSE				(29,478)
INTEREST EXPENSE	(238,193)	(266,297)	(1,009,106)	(969,416)
NET INCOME (LOSS)	(1,239,297)	(768,119)	(2,277,116)	343,156
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(19,268)	(44,890)	(16,752)	(50,716)
NET INCOME (LOSS) ATTRIBUTABLE TO BLUE STAR FOODS CORP.	(1,220,029)	(723,229)	(2,260,364)	393,872
DIVIDEND ON PREFERRED STOCK	28,260		16,328
NET INCOME (LOSS) ATTRIBUABLE TO BLUE STAR FOODS CORP. COMMON SHAREHOLDERS	(1,248,289)	(715,458)	(2,276,692)	393,872
COMPREHENSIVE INCOME (LOSS):
TRANSLATION ADJUSTMENT ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(53,850)	5,096	(38,622)	56,010
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(73,118)	(39,793)	(55,374)	5,294
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO BLUE STAR FOODS CORP.	(1,220,029)	(723,229)	(2,260,364)	393,872
PRO FORMA DATA:
PRO FORMA INCOME TAX EXPENSE			3,004	214,321
PRO FORMA NET (LOSS) INCOME ATTRIBUTABLE TO BLUE STAR FOODS CORP.	(1,220,029)	(723,229)	(2,263,368)	179,551
PRO FORMA COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO BLUE STAR FOODS CORP.	$ (1,222,029)	$ (723,229)	$ (2,263,368)	$ 179,551
Loss per basic and diluted common share:
Basic net income (loss) per common share	$ (0.08)	$ (0.05)	$ (0.15)	$ 0.03
Basic weighted average common shares outstanding	16,026,386	15,000,000	15,147,384	15,000,000
Fully diluted net income (loss) per common share	$ (0.08)	$ (0.05)	$ (0.15)	$ 0.03
Fully diluted weighted average common shares outstanding	16,026,386	15,000,000	15,147,384	15,000,000